INSURANCE RESERVES	12 Months Ended
Dec. 31, 2011
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 23: INSURANCE RESERVES

EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for unpaid claims and claim adjustment expenses for the year ended December 31, comprises of:

	2010	2011
	(EUR in thousands)
Property and casualty reserves
Reserve for unpaid claims and claim adjustment expenses as at January 1,	700,711	735,476
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	293,974	245,894
Change in provision for insured events of prior years	(33,644)	16,079
Total incurred claims and claim adjustment expenses	260,330	261,973
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(121,149)	(83,739)
Claims and claim adjustment expenses attributable to insured events of prior years	(103,082)	(118,257)
Total payments	(224,231)	(201,996)
Changes in unearned premium reserves	(1,334)	(45,657)
Reserves for unpaid claims and claim adjustment expenses as at December 31,	735,476	749,796

	2010	2011
	(EUR in thousands)
Life insurance reserves
Mathematical and other life insurance reserves at 1 January	1,620,662	1,795,868
Increase in reserves	457,143	618,976
Paid claims and other movements	(281,937)	(403,799)
Mathematical and other life insurance reserves at December 31,	1,795,868	2,011,045
Total insurance reserves	2,531,344	2,760,841

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premia and Possible Maximum Loss per type of risk underwritten.

Income from insurance operations at December 31, comprised:

	2009	2010	2011
	(EUR in thousands)
Gross written premiums	985,777	1,008,320	776,301
Cancellation commissions	1,676	2,790	3,140
Other insurance related income	2,601	6,061	(2,161)
Total income from insurance operations	990,054	1,017,171	777,280

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2009	2010	2011
	(EUR in thousands)
Premiums written	247,449	248,887	226,629
Reinsurance ceded	(15,089)	(8,305)	(4,861)
Net written premiums	232,360	240,582	221,768

Premiums earned	257,056	249,901	203,929
Reinsurance ceded	(14,960)	(8,319)	(10,324)
Net earned premiums	242,096	241,582	193,605

Included in premiums earned for 2009, 2010 and 2011 are premiums assumed of EUR 1.0 million, EUR 1.3 million and EUR .4 million respectively.
Premiums earned on long-duration life insurance contracts amounted to EUR 216.6 million, EUR 172.0 million and EUR 86.3 million for 2009, 2010 and 2011 respectively.

Property and casualty insurance contracts
	2009	2010	2011
	(EUR in thousands)
Direct premiums written	516,337	578,919	452,460
Reinsurance assumed	5,407	8,436	10,913
Reinsurance ceded	(103,516)	(108,698)	(70,749)
Net premiums written	418,228	478,657	392,624

Direct premiums earned	469,969	581,142	512,988
Reinsurance assumed	7,961	6,921	3,136
Reinsurance ceded	(103,174)	(108,071)	(80,602)
Net premiums earned	374,756	479,992	435,522